Cover	Nov. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2025
Entity File Number	001-39757
Entity Registrant Name	Velo3D, Inc.
Entity Central Index Key	0001825079
Entity Tax Identification Number	98-1556965
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2710 Lakeview Court
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(408)
Local Phone Number	610-3915
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value per share
Trading Symbol	VELO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false